Inventories - Summary of Inventories, Net of Reserves (Parenthetical) (Detail) $ in Millions	Mar. 25, 2023 USD ($)
Inventory Disclosure [Abstract]
Increase in raw materials correction	$ 1.8
Decrease in finished goods value correction	$ 1.8